Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Description Of Detailed Information About Product And Service Revenue By Geographic Region Explanatory	The Company’s product and service revenue by geographic region is as follows:

	Year Ended December 31,
($000s)	2022	2021	2020
Product Revenue:
Europe, Middle East, and Africa	$3,574	$2,807	$952
Americas	252	0	5
Asia-Pacific	63	30	56
Total product revenue	3,889	2,837	1,013
Service Revenue:
Europe, Middle East, and Africa	10	3	2
Americas	193	0	77
Asia-Pacific	—	0	3
Total service revenue	203	3	82
Total Revenue	$4,091	$2,840	$1,095